UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silver Point Capital, L.P.
           --------------------------
Address:   Two Greenwich Plaza
           --------------------------
           Greenwich, CT 06830
           --------------------------


13F File Number:  028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Frederick H. Fogel
          --------------------
Title:    Authorized Signatory
          --------------------
Phone:   (203) 542-4000
          --------------------

Signature, Place, and Date of Signing:

/s/ Frederick H. Fogel        Greenwich, CT        August 16, 2010
----------------------        -------------        -------------
      Signature               [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              18

Form 13F Information Table Value Total:  $      257,141
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
     NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAP LTD           COM              02503Y103    5,784 1,200,000 SH       DEFINED             1,200,000      0    0
ANADARKO PETE CORP         COM              032511107    8,120   225,000 SH       DEFINED               225,000      0    0
ARGO GROUP INTL HLDGS LTD  COM              G0464B107   18,966   620,000 SH       DEFINED               620,000      0    0
CIT GROUP INC              COM NEW          125581801   42,325 1,250,000 SH       DEFINED             1,250,000      0    0
CITIGROUP INC              CALL             172967901    5,670    90,000     CALL DEFINED                90,000      0    0
DANA HOLDING CORP          COM              235825205    1,500   150,000 SH       DEFINED               150,000      0    0
DELTA AIR LINES INC DEL    COM NEW          247361702    1,142    97,197 SH       DEFINED                97,197      0    0
EXCO RESOURCES INC         COM              269279402   27,697 1,895,757 SH       DEFINED             1,895,757      0    0
EXIDE TECHNOLOGIES         *W EXP 05/05/201 302051123        4   103,500 SH       DEFINED               103,500      0    0
GOLDMAN SACHS GROUP INC    CALL             38141G904      550     1,100     CALL DEFINED                 1,100      0    0
GRACE W R & CO DEL NEW     COM              38388F108   44,710 2,125,000 SH       DEFINED             2,125,000      0    0
ISTAR FINL INC             COM              45031U101    1,450   325,000 SH       DEFINED               325,000      0    0
NAVISITE INC               COM NEW          63935M208      950   361,300 SH       DEFINED               361,300      0    0
RADNET INC                 COM              750491102    5,297 2,235,000 SH       DEFINED             2,235,000      0    0
SPDR GOLD TRUST            GOLD SHS         78463V107   29,203   240,000 SH       DEFINED               240,000      0    0
SPDR S&P 500 ETF TR        PUT              78462F953   40,540    90,000     PUT  DEFINED                90,000      0    0
TORCH ENERGY ROYALTY TRUST UNIT BEN INT     891013104   23,134 5,931,709 SH       DEFINED             5,931,709      0    0
WINN DIXIE STORES INC      COM NEW          974280307       99    10,321 SH       DEFINED                10,321      0    0